Share-Based Compensation Plans - Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments (Detail) - Equity Based Compensation Plan [Member]	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Restricted and performance shares outstanding at the end of the year | shares	6,523,939	4,438,497
Weighted average fair value | € / shares	€ 4.38	€ 5.51